UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03595

Name of Fund: BlackRock Healthcare Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Healthcare Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2010

Date of reporting period: 10/31/2009

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock

Healthcare Fund, Inc.

SEMI-ANNUAL REPORT

OCTOBER 31, 2009 | (UNAUDITED)

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

Dear Shareholder

Over the past 12 months, we have witnessed a seismic shift in market sentiment — from fear and pessimism during the worst economic decline and crisis of confidence in financial markets since The Great Depression to increasing optimism amid emerging signs of recovery. The period began in the midst of an intense deterioration in global economic activity and financial markets in the final months of 2008 and the early months of 2009. The collapse of confidence resulted in massive government policy intervention on a global scale in the financial system and the economy. The tide turned dramatically in March 2009, however, on the back of new US government initiatives, as well as better-than-expected economic data and upside surprises in corporate earnings.

Not surprisingly, global equity markets endured extreme volatility over the past 12 months, starting with steep declines and heightened risk aversion in the early part of the reporting period, which eventually gave way to an impressive rally that began in March. Although there have been fits and starts along the way and a few modest corrections, the new bull market has pushed all major US indices well into positive territory for 2009. The experience in international markets was similar to that in the United States. In particular, emerging markets (which were less affected by the global credit crunch and are experiencing faster economic growth rates when compared to the developed world) have posted impressive gains since the rally began.

In fixed income markets, the flight-to-safety premium in Treasury securities prevailed during the equity market downturn, which drove yields sharply lower, but concerns about deficit spending, debt issuance, inflation and dollar weakness have kept Treasury yields range bound in recent months. As economic and market conditions began to improve in early 2009, near-zero interest rates on risk-free assets prompted many investors to reallocate money from cash investments into higher-yielding and riskier non-Treasury assets. The high yield sector was the greatest beneficiary of this move, having decisively outpaced all other taxable asset classes since the start of 2009. Similarly, the municipal bond market is on pace for its best per-
formance year ever in 2009, following one of its worst years in 2008. Investor demand remains strong for munis, helping to create a highly favorable technical backdrop. Municipal bond mutual funds are seeing record inflows, reflecting the renewed investor interest in the asset class.

As a result of the rebound in sentiment and global market conditions, most major benchmark indexes are now in positive territory for both the
6- and 12-month periods.

Total Returns as of October 31, 2009	6-month	12-month
US equities (S&P 500 Index)	20.04%	9.80%
Small cap US equities (Russell 2000 Index)	16.21	6.46
International equities (MSCI Europe, Australasia, Far East Index)	31.18	27.71
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index*)	(0.79)	8.12
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	5.61	13.79
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	4.99	13.60
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	27.72	48.65
* Formerly a Merrill Lynch index.
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment has visibly improved since the beginning of the year, but a great deal of uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit the most recent issue of our award-winning Shareholder® magazine at www.blackrock.com/shareholdermagazine. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Announcement to Shareholders

On December 1, 2009, BlackRock, Inc. and Barclays Global Investors, N.A. combined to form one of the world's preeminent investment management firms. The new company, operating under the BlackRock name, manages $3.19 trillion in assets** and offers clients worldwide a full complement of active management, enhanced and index investment strategies and products, including individual and institutional separate accounts, mutual funds and other pooled investment vehicles, and the industry-leading iShares platform of exchange traded funds.

** Data is as of September 30, 2009, is subject to change, and is based on a pro forma estimate of assets under management and other data at BlackRock, Inc.
and Barclays Global Investors.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Fund Summary as of October 31, 2009

Portfolio Management Commentary

How did the Fund perform?

For the six-month period, Fund results underperformed both the
S&P 500 Index and the Russell 3000 Health Care Index.

What factors influenced performance?

Factors that detracted from performance relative to the Russell 3000
Health Care Index included poor stock selection within the health care equipment and supplies, biotechnology and managed health care sub-
industries. The negative results in health care equipment and supplies were led by names such as Gen-Probe, Inc. and Masimo Corp. Within biotechnology, one of the Fund’s largest holdings, Genzyme Corp., under-
performed due to manufacturing problems at one of its main production plants. From an allocation perspective, our overweight in biotechnology and underweight in pharmaceuticals were the biggest detractors from relative returns for the period.

Stock selection was positive for the period across the pharmaceuticals, health care equipment and supplies and life sciences tools & services sub-industries. Within pharmaceuticals, positions in select European players, such as Bayer AG and Shire Pharmaceuticals Plc, contributed the most to relative returns. Additionally, the stock price of Warner
Chilcott Plc, a specialty pharmaceuticals company, more than doubled during the period and, on an absolute basis, led all other stocks held by the Fund. Other contributing factors included overweights in Internet soft-
ware and services and health care providers and services stocks, in addition to the selection of WebMD Health Corp. in the internet software
& services industry. WebMD Health Corp. benefited from increasing traf-
fic to its website due to the company’s industry leading position as an online portal for consumer medical information and a continuing educa-
tion provider for trained physicians.

Describe recent portfolio activity.

• Portfolio activity during the six-month period resulted in some changes to positioning. Exposures to Internet software and services and health care equipment and supplies were trimmed, and proceeds from these sales were invested in select health care providers and services and pharmaceutical stocks, such as Johnson & Johnson, Pfizer, Inc. and
Schering-Plough Corp.

Describe Fund positioning at period end.

• At period end, the Fund continues to favor the larger-cap biotechnology space, where product innovation and high research and development productivity has led to attractive growth prospects. The Fund is also over-
weight compared to the Russell 3000 Health Care Index in health care providers and services companies, particularly pharmacy benefit man-
agers and drug distributors, due to the potential for higher volumes if health care reform expands medical coverage. The largest underweight relative to the Russell 3000 Health Care Index is held within pharma-
ceuticals, given the industry’s poor near-term growth prospects.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Portfolio Information
	Percent of		Percent of
	Long-Term		Long-Term
Ten Largest Holdings	Investments	Industry Representation	Investments
WebMD Health Corp. Class A	9%	Biotechnology	29%
Celgene Corp.	6	Health Care Providers & Services	27
Gilead Sciences, Inc.	6	Health Care Equipment & Supplies	17
Express Scripts, Inc.	5	Pharmaceuticals	14
Genzyme Corp.	5	Internet Software & Services	9
Medco Health Solutions, Inc.	4	Life Sciences Tools & Services	4
Masimo Corp.	4	For Fund compliance purposes, the Fund’s industry classifications refer to any one
Baxter International, Inc.	4	or more of the industry sub-classifications used by one or more widely recognized
Vertex Pharmaceuticals, Inc.	4	market indexes, and/or as defined by Fund management. This definition may not
		apply for purposes of this report, which may combine such industry sub-classifica-
Genoptix, Inc.	4	tions for reporting ease.
4	BLACKROCK HEALTHCARE FUND, INC.	OCTOBER 31, 2009

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
2 The Fund invests worldwide primarily in equity securities of companies that, in the opinion of fund management, derive or are expected to derive a substantial portion of their sales from products or services in health care.
3 This unmanaged index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly New York Stock
Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.
4 This unmanaged index contains companies involved in medical services or health care in the Russell 3000 Index.

Performance Summary for the Period Ended October 31, 2009
				Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	16.08%	12.10%	N/A	5.07%	N/A	6.47%	N/A
Investor A	15.96	12.02	6.14%	4.82	3.70%	6.21	5.64%
Investor B	15.27	11.23	6.73	3.94	3.70	5.56	5.56
Investor C	15.38	10.92	9.92	4.00	4.00	5.37	5.37
Class R	15.60	11.26	N/A	4.37	N/A	5.93	N/A
S&P 500 Index	20.04	9.80	N/A	0.33	N/A	(0.95)	N/A
Russell 3000 Health Care Index	17.44	7.74	N/A	1.75	N/A	0.93	N/A
[5] Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.
Expense Example
		Actual				Hypothetical[7]
	Beginning	Ending		Beginning		Ending
	Account Value	Account Value	Expenses Paid	Account Value		Account Value	Expenses Paid
	May 1, 2009	October 31, 2009	During the Period[6]	May 1, 2009	October 31, 2009 During the Period[6]
Institutional	$1,000	$1,160.80	$ 7.30		$1,000	$1,018.44	$ 6.82
Investor A	$1,000	$1,159.60	$ 8.71		$1,000	$1,017.13	$ 8.13
Investor B	$1,000	$1,152.70	$13.73		$1,000	$1,012.45	$12.83
Investor C	$1,000	$1,153.80	$13.19		$1,000	$1,012.95	$12.33
Class R	$1,000	$1,156.00	$12.01		$1,000	$1,014.06	$11.22
[6] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.34% for Institutional, 1.60% for Investor A, 2.53% for Investor B, 2.43% for
Investor C and 2.21% for Class R), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
[7] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.
	BLACKROCK HEALTHCARE FUND, INC.				OCTOBER 31, 2009		5

About Fund Performance

• Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

• Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

• Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. Investor B Shares of the Fund are no longer available for purchase except through exchanges, dividend rein-
vestments, and for purchase by certain qualified employee benefit plans.

• Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of
0.25% per year.

• Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans. Prior to January 3,
2003, Class R Share performance results are those of the Institutional
Shares (which have no distribution or service fees) restated to reflect
Class R Share fees.

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a share-
holder would pay on fund distributions or the redemption of fund shares.
Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, dis-
tribution fees including 12b-1 fees, and other Fund expenses. The expense example on the previous page (which is based on a hypothetical invest-
ment of $1,000 invested on May 1, 2009 and held through October 31,
2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number correspon-
ding to their share class under the heading entitled “Expenses Paid
During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’
shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypo-
thetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK HEALTHCARE FUND, INC. OCTOBER 31, 2009

Schedule of Investments October 31, 2009 (Unaudited)			(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Biotechnology — 28.0%			Internet Software & Services — 9.3%
Alexion Pharmaceuticals, Inc. (a)	162,000	$ 7,194,420	WebMD Health Corp. Class A (a)(b)	861,068	$ 29,327,976
Amgen, Inc. (a)	140,000	7,522,200	Life Sciences Tools & Services — 3.3%
BioMarin Pharmaceuticals, Inc. (a)	19,900	309,644	Life Technologies Corp. (a)	30,000	1,415,100
Celgene Corp. (a)	387,000	19,756,350	Thermo Fisher Scientific, Inc. (a)	153,600	6,912,000
Cephalon, Inc. (a)(b)	105,000	5,730,900	Waters Corp. (a)	34,700	1,992,821
Genzyme Corp. (a)	280,000	14,168,000
Gilead Sciences, Inc. (a)	416,100	17,705,055			10,319,921
Onyx Pharmaceuticals, Inc. (a)	155,000	4,123,000	Pharmaceuticals — 13.8%
Vertex Pharmaceuticals, Inc. (a)(b)	352,000	11,813,120	Abbott Laboratories	91,700	4,637,269
		88,322,689	Allergan, Inc.	44,500	2,503,125
			Bayer AG	85,700	5,945,897
Health Care Equipment & Supplies — 16.7%			Bristol-Myers Squibb Co.	90,000	1,962,000
Baxter International, Inc.	223,000	12,055,380	Johnson & Johnson	79,000	4,664,950
Beckman Coulter, Inc.	5,730	368,611	Merck & Co., Inc. (b)	143,000	4,422,990
Covidien Plc	99,100	4,174,092	Pfizer, Inc.	60,000	1,021,800
Gen-Probe, Inc. (a)	40,000	1,668,800	Schering-Plough Corp.	149,500	4,215,900
Hologic, Inc. (a)	510,000	7,537,800	Shire Pharmaceuticals Plc — ADR	180,000	9,594,000
Masimo Corp. (a)	473,300	12,575,581	Warner Chilcott Plc Class A (a)	205,000	4,540,750
NuVasive, Inc. (a)(b)	48,000	1,741,920
SonoSite, Inc. (a)	309,500	7,672,505			43,508,681
St. Jude Medical, Inc. (a)	55,800	1,901,664	Total Long-Term Investments
Varian Medical Systems, Inc. (a)	67,400	2,762,052	(Cost — $254,259,858) — 98.1%		309,343,526
Wright Medical Group, Inc. (a)	23,700	385,125
		52,843,530
Health Care Providers & Services — 27.0%
Aetna, Inc.	160,000	4,164,800	Short-Term Securities
AmerisourceBergen Corp.	341,800	7,570,870	BlackRock Liquidity Funds, TempCash,
Cardinal Health, Inc.	11,500	325,910	Institutional Class, 0.18% (c)(d)	2,122,724	2,122,724
Emdeon, Inc. Class A (a)	247,300	3,704,554
Express Scripts, Inc. (a)	190,000	15,184,800		Beneficial
Genoptix, Inc. (a)	327,000	11,376,330		Interest
Humana, Inc. (a)	40,000	1,503,200		(000)
Laboratory Corp. of America Holdings (a)	80,000	5,511,200	BlackRock Liquidity Series, LLC
Medco Health Solutions, Inc. (a)	239,200	13,423,904	Money Market Series, 0.33% (c)(d)(e)	$ 25,348	25,347,975
Quest Diagnostics, Inc.	89,200	4,988,956	Total Short-Term Securities
UnitedHealth Group, Inc.	220,000	5,709,000	(Cost — $27,470,699) — 8.7%		27,470,699
WellCare Health Plans, Inc. (a)	134,500	3,514,485
WellPoint, Inc. (a)	172,000	8,042,720	Total Investments (Cost — $281,730,557*) — 106.8%		336,814,225
			Liabilities in Excess of Other Assets — (6.8)%		(21,571,627)
		85,020,729
			Net Assets — 100.0%		$315,242,598
See Notes to Financial Statements.
BLACKROCK HEALTHCARE FUND, INC.			OCTOBER 31, 2009		7

Schedule of Investments (concluded)
* The cost and unrealized appreciation (depreciation) of investments as of
October 31, 2009, as computed for federal income tax purposes, were as follows:
	Aggregate cost		$285,603,614
	Gross unrealized appreciation		$ 59,705,767
	Gross unrealized depreciation		(8,495,156)
	Net unrealized appreciation		$ 51,210,611
(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
Net
	Affiliate	Activity	Income
BlackRock Liquidity Funds, TempCash,
	Institutional Class	$ 1,348,147	$ 9,854
BlackRock Liquidity Series, LLC
	Money Market Series	$ 1,060,125	$ 21,950
(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from securities loans.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value
	of investments, which are as follows:
	•	Level 1 — price quotations in active markets/exchanges for identical assets
	and liabilities
	•	Level 2 — other observable inputs (including, but not limited to: quoted prices
	for similar assets or liabilities in markets that are active, quoted prices for
	identical or similar assets or liabilities in markets that are not active, inputs
	other than quoted prices that are observable for the assets or liabilities (such
	as interest rates, yield curves, volatilities, prepayment speeds, loss severities,
	credit risks and default rates) or other market-corroborated inputs)
	•	Level 3 — unobservable inputs based on the best information available in the
	circumstances, to the extent observable inputs are not available (including the
	Fund’s own assumptions used in determining the fair value of investments)
	The inputs or methodology used for valuing securities are not necessarily an
	indication of the risk associated with investing in those securities. For information
	about the Fund’s policy regarding valuation of investments and other significant
	accounting policies, please refer to Note 1 of the Notes to Financial Statements.
	The following table summarizes the inputs used as of October 31, 2009 in
	determining the fair valuation of the Fund’s investments:
	Valuation	Investments in
	Inputs	Securities
	Level 1
	Long-Term Investments[1]	$303,397,629
	Short-Term Securities	2,122,724
	Total Level 1	305,520,353
	Level 2
	Pharmaceuticals	5,945,897
	Short-Term Securities	25,347,975
	Total Level 2	31,293,872
	Level 3	—
	Total	$336,814,225
	[1] See above Schedule of Investments for the values in each
	industry classification excluding Level 2.

See Notes to Financial Statements.

8 BLACKROCK HEALTHCARE FUND, INC. OCTOBER 31, 2009

Statement of Assets and Liabilities
October 31, 2009 (Unaudited)
Assets
Investments at value — unaffiliated (including securities loaned of $24,578,716) (cost — $254,259,858)		$ 309,343,526
Investments at value — affiliated (cost — $27,470,699)		27,470,699
Foreign currency at value (cost — $6)		7
Investments sold receivable		5,407,417
Capital shares sold receivable		412,039
Dividends receivable		156,549
Prepaid expenses		21,806
Securities lending income receivable — affiliated		3,530
Other assets		54
Total assets		342,815,627
Liabilities
Collateral at value, securities loaned		25,347,975
Capital shares redeemed payable		840,924
Investment advisory fees payable		267,584
Service and distribution fees payable		91,901
Investments purchased payable		90,651
Other affiliates payable		30,438
Officer’s and Directors’ fees payable		637
Other liabilities		660,000
Other accrued expenses payable		242,919
Total liabilities		27,573,029
Net Assets		$ 315,242,598
Net Assets Consist of
Paid-in capital		$ 304,476,280
Accumulated net investment loss		(1,874,828)
Accumulated net realized loss		(42,453,069)
Net unrealized appreciation/depreciation		55,094,215
Net Assets		$ 315,242,598
Net Asset Value
Institutional — Based on net assets of $101,053,641 and 18,159,422 shares outstanding, 200,000,000 shares authorized, $0.10 par value		$ 5.56
Investor A — Based on net assets of $133,123,139 and 26,935,491 shares outstanding, 100,000,000 shares authorized, $0.10 par value		$ 4.94
Investor B — Based on net assets of $17,317,263 and 5,467,488 shares outstanding, 250,000,000 shares authorized, $0.10 par value		$ 3.17
Investor C — Based on net assets of $54,741,518 and 17,384,569 shares outstanding, 100,000,000 shares authorized, $0.10 par value		$ 3.15
Class R — Based on net assets of $9,007,037 and 2,766,393 shares outstanding, 250,000,000 shares authorized, $0.10 par value		$ 3.26
See Notes to Financial Statements.
BLACKROCK HEALTHCARE FUND, INC.	OCTOBER 31, 2009	9

Statement of Operations
Six Months Ended October 31, 2009 (Unaudited)
Investment Income
Dividends			$ 887,875
Foreign taxes withheld			(103,059)
Income — affiliated			9,854
Securities lending — affiliated			21,950
Total income.			816,620
Expenses
Investment advisory			$ 1,581,237
Service - Investor A			164,597
Service and distribution — Investor B			97,995
Service and distribution — Investor C			277,308
Service and distribution — Class R			22,435
Transfer agent — Institutional			102,644
Transfer agent — Investor A			140,196
Transfer agent — Investor B			38,142
Transfer agent — Investor C			81,018
Transfer agent — Class R			25,642
Accounting services			73,576
Registration			38,977
Printing			35,850
Professional			34,346
Custodian			14,118
Officer and Directors			10,808
Miscellaneous			16,541
Total expenses			2,755,430
Less fees waived by advisor			(1,751)
Total expenses after fees waived			2,753,679
Net investment loss			(1,937,059)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments			5,894,417
Foreign currency			(1,047)
			5,893,370
Net change in unrealized appreciation/depreciation on:
Investments			41,867,160
Foreign currency			12,530
			41,879,690
Total realized and unrealized gain			47,773,060
Net Increase in Net Assets Resulting from Operations			$ 45,836,001
See Notes to Financial Statements.
10	BLACKROCK HEALTHCARE FUND, INC.	OCTOBER 31, 2009

Statements of Changes in Net Assets
	Six Months
	Ended
	October 31,	Year Ended
	2009	April 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2009
Operations
Net investment loss	$ (1,937,059)	$ (3,765,192)
Net realized gain (loss)	5,893,370	(35,611,691)
Net change in unrealized appreciation/depreciation	41,879,690	(44,568,674)
Net increase (decrease) in net assets resulting from operations	45,836,001	(83,945,557)
Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(28,949,145)	(49,909,881)
Net Assets
Total increase (decrease) in net assets	16,886,856	(133,855,438)
Beginning of period	298,355,742	432,211,180
End of period	$ 315,242,598	$ 298,355,742
Undistributed (accumulated) net investment income (loss)	$ (1,874,828)	$ 62,231
See Notes to Financial Statements.
BLACKROCK HEALTHCARE FUND, INC.	OCTOBER 31, 2009	11

Financial Highlights
Six Months
	Ended			Institutional
October 31,
	2009			Year Ended April 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 4.79	$ 5.95	$ 7.08	$ 7.29	$ 6.55	$ 6.87
Net investment loss[1]	(0.02)	(0.03)	(0.03)	(0.04)	(0.05)	(0.06)
Net realized and unrealized gain (loss)	0.79	(1.13)	(0.14)	0.67	1.27	0.11
Net increase (decrease) from investment operations	0.77	(1.16)	(0.17)	0.63	1.22	0.05
Distributions from:
Net realized gain	—	—	(0.92)	(0.84)	(0.48)	(0.37)
Tax return of capital	—	—	(0.04)	—	—	—
Total distributions	—	—	(0.96)	(0.84)	(0.48)	(0.37)
Net asset value, end of period	$ 5.56	$ 4.79	$ 5.95	$ 7.08	$ 7.29	$ 6.55
Total Investment Return[2]
Based on net asset value	16.08%[3]	(19.50)%	(3.54)%	10.62%	18.70%[4]	0.99%
Ratios to Average Net Assets
Total expenses	1.35%[5]	1.35%	1.29%	1.33%	1.30%	1.33%
Total expenses after fees waived	1.34%[5]	1.35%	1.29%	1.33%	1.30%	1.33%
Net investment loss	(0.83)%[5]	(0.62)%	(0.42)%	(0.64)%	(0.75)%	(0.88)%
Supplemental Data
Net assets, end of period (000)	$ 101,054	$ 94,282	$ 132,784	$ 147,755	$ 159,116	$ 146,922
Portfolio turnover	30%	156%	163%	152%	120%	127%
[1] Based on average shares outstanding.
[2] Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
[4] The previous investment advisor made a payment to the Fund, which had no impact on the total investment return.
[5] Annualized.
See Notes to Financial Statements.
12	BLACKROCK HEALTHCARE FUND, INC.		OCTOBER 31, 2009

Financial Highlights (continued)
	Six Months
	Ended			Investor A
	October 31,
	2009			Year Ended April 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 4.26	$ 5.31	$ 6.41	$ 6.69	$ 6.04	$ 6.38
Net investment loss[1]	(0.03)	(0.04)	(0.04)	(0.05)	(0.07)	(0.07)
Net realized and unrealized gain (loss)	0.71	(1.01)	(0.12)	0.61	1.19	0.10
Net increase (decrease) from investment operations	0.68	(1.05)	(0.16)	0.56	1.12	0.03
Distributions from:
Net realized gain	—	—	(0.90)	(0.84)	(0.47)	(0.37)
Tax return of capital	—	—	(0.04)	—	—	—
Total distributions	—	—	(0.94)	(0.84)	(0.47)	(0.37)
Net asset value, end of period	$ 4.94	$ 4.26	$ 5.31	$ 6.41	$ 6.69	$ 6.04
Total Investment Return[2]
Based on net asset value	15.96%[3]	(19.77)%	(3.80)%	10.43%	18.61%[4]	0.74%
Ratios to Average Net Assets
Total expenses	1.60%[5]	1.62%	1.52%	1.57%	1.55%	1.58%
Total expenses after fees waived	1.60%[5]	1.62%	1.52%	1.57%	1.55%	1.58%
Net investment loss	(1.09)%[5]	(0.89)%	(0.64)%	(0.89)%	(0.99)%	(1.13)%
Supplemental Data
Net assets, end of period (000)	$ 133,123	$ 122,869	$ 175,094	$ 160,652	$ 172,585	$ 142,774
Portfolio turnover	30%	156%	163%	152%	120%	127%
[1] Based on average shares outstanding.
[2] Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
[4] The previous investment advisor made a payment to the Fund, which had no impact on the total investment return.
[5] Annualized.
See Notes to Financial Statements.
BLACKROCK HEALTHCARE FUND, INC.				OCTOBER 31, 2009			13

Financial Highlights (continued)
	Six Months
	Ended			Investor B
	October 31,
	2009			Year Ended April 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 2.75	$ 3.45	$ 4.44	$ 4.93	$ 4.57	$ 4.96
Net investment loss[1]	(0.03)	(0.05)	(0.06)	(0.07)	(0.09)	(0.09)
Net realized and unrealized gain (loss)	0.45	(0.65)	(0.06)	0.41	0.89	0.07
Net increase (decrease) from investment operations	0.42	(0.70)	(0.12)	0.34	0.80	(0.02)
Distributions from:
Net realized gain	—	—	(0.83)	(0.83)	(0.44)	(0.37)
Tax return of capital	—	—	(0.04)	—	—	—
Total distributions	—	—	(0.87)	(0.83)	(0.44)	(0.37)
Net asset value, end of period	$ 3.17	$ 2.75	$ 3.45	$ 4.44	$ 4.93	$ 4.57
Total Investment Return[2]
Based on net asset value	15.27%[3]	(20.29)%	(4.49)%	9.41%	17.64%[4]	(0.09)%
Ratios to Average Net Assets
Total expenses	2.53%[5]	2.47%	2.37%	2.36%	2.33%	2.36%
Total expenses after fees waived	2.53%[5]	2.47%	2.37%	2.36%	2.33%	2.36%
Net investment loss	(1.99)%[5]	(1.74)%	(1.52)%	(1.67)%	(1.79)%	(1.91)%
Supplemental Data
Net assets, end of period (000)	$ 17,317	$ 21,003	$ 44,711	$ 68,034	$ 105,503	$ 117,482
Portfolio turnover	30%	156%	163%	152%	120%	127%
[1] Based on average shares outstanding.
[2] Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
[4] The previous investment advisor made a payment to the Fund, which increased the total investment return by 0.23%.
[5] Annualized.
See Notes to Financial Statements.
14	BLACKROCK HEALTHCARE FUND, INC.		OCTOBER 31, 2009

Financial Highlights (continued)
	Six Months
	Ended			Investor C
	October 31,
	2009			Year Ended April 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 2.73	$ 3.42	$ 4.43	$ 4.92	$ 4.57	$ 4.96
Net investment loss[1]	(0.03)	(0.05)	(0.06)	(0.07)	(0.09)	(0.09)
Net realized and unrealized gain (loss)	0.45	(0.64)	(0.06)	0.41	0.88	0.07
Net increase (decrease) from investment operations	0.42	(0.69)	(0.12)	0.34	0.79	(0.02)
Distributions from:
Net realized gain	—	—	(0.85)	(0.83)	(0.44)	(0.37)
Tax return of capital	—	—	(0.04)	—	—	—
Total distributions	—	—	(0.89)	(0.83)	(0.44)	(0.37)
Net asset value, end of period	$ 3.15	$ 2.73	$ 3.42	$ 4.43	$ 4.92	$ 4.57
Total Investment Return[2]
Based on net asset value	15.38%[3]	(20.18)%	(4.62)%	9.47%	17.50%[4]	(0.09)%
Ratios to Average Net Assets
Total expenses	2.43%[5]	2.43%	2.35%	2.36%	2.33%	2.37%
Total expenses after fees waived	2.43%[5]	2.43%	2.35%	2.36%	2.33%	2.37%
Net investment loss	(1.92)%[5]	(1.70)%	(1.47)%	(1.67)%	(1.77)%	(1.92)%
Supplemental Data
Net assets, end of period (000)	$ 54,742	$ 51,982	$ 70,452	$ 69,535	$ 85,553	$ 68,743
Portfolio turnover	30%	156%	163%	152%	120%	127%
[1] Based on average shares outstanding.
[2] Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
[4] The previous investment advisor made a payment to the Fund, which had no impact on the total investment return.
[5] Annualized.
See Notes to Financial Statements.
BLACKROCK HEALTHCARE FUND, INC.				OCTOBER 31, 2009			15

Financial Highlights (concluded)
Six Months
	Ended			Class R
October 31,
	2009			Year Ended April 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 2.82	$ 3.53	$ 4.57	$ 5.04	$ 4.66	$ 5.02
Net investment loss[1]	(0.03)	(0.05)	(0.05)	(0.05)	(0.06)	(0.06)
Net realized and unrealized gain (loss)	0.47	(0.66)	(0.06)	0.42	0.90	0.07
Net increase (decrease) from investment operations	0.44	(0.71)	(0.11)	0.37	0.84	0.01
Distributions from:
Net realized gain	—	—	(0.89)	(0.84)	(0.46)	(0.37)
Tax return of capital	—	—	(0.04)	—	—	—
Total distributions	—	—	(0.93)	(0.84)	(0.46)	(0.37)
Net asset value, end of period	$ 3.26	$ 2.82	$ 3.53	$ 4.57	$ 5.04	$ 4.66
Total Investment Return[2]
Based on net asset value	15.60%[3]	(20.11)%	(4.29)%	9.98%	18.25%[4]	0.54%
Ratios to Average Net Assets
Total expenses	2.21%[5]	2.26%	2.06%	1.88%	1.80%	1.83%
Total expenses after fees waived	2.21%[5]	2.26%	2.06%	1.88%	1.80%	1.83%
Net investment loss	(1.70)%[5]	(1.53)%	(1.16)%	(1.20)%	(1.20)%	(1.37)%
Supplemental Data
Net assets, end of period (000)	$ 9,007	$ 8,219	$ 9,170	$ 6,145	$ 4,885	$ 1,853
Portfolio turnover	30%	156%	163%	152%	120%	127%
[1] Based on average shares outstanding.
[2] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
[4] The previous investment advisor made a payment to the Fund, which had no impact on the total investment return.
[5] Annualized.
See Notes to Financial Statements.
16	BLACKROCK HEALTHCARE FUND, INC.		OCTOBER 31, 2009

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Healthcare Fund, Inc. (the “Fund”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund is organized as a Maryland corporation. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of manage-
ment accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional
Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement or similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and
Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automati-
cally convert to Investor A Shares after approximately eight years. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that
Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used.
Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day. The Fund values its investment in BlackRock Liquidity
Series, LLC, Money Market Series at fair value, which is ordinarily based upon its prorata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board of Directors (the “Board”)
as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction.
Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the New York Stock
Exchange (“NYSE”). The values of such instruments used in computing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such instru-
ments and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events
(for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair
Value Assets and be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange contracts are valued at the mid between the bid and ask prices. Inter-
polated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are sub-
sequently recorded when the Fund has determined the ex-dividend date.
Interest income is recognized on the accrual basis.

BLACKROCK HEALTHCARE FUND, INC. OCTOBER 31, 2009 17

Notes to Financial Statements (continued)

Dividends and Distributions: Dividends and distributions paid by the
Fund are recorded on the ex-dividend dates.

Securities Lending: The Fund may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is deter-
mined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically receives income on loaned securities but does not receive income on the collateral. The Fund may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Fund may pay reasonable lending agent, administrative and custo-
dial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on inter-
est, dividends and capital gains at various rates.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund’s US federal tax returns remains open for each of the four years ended April 30, 2009. The statutes of limitations on the
Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guid-
ance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is pro-
hibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date.
Additionally, the enhanced disclosure provisions of the amended guid-
ance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Fund’s financial statements and disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America
Corporation (“BAC”) are the largest stockholders of BlackRock, Inc.
(“BlackRock”). Due to ownership structure, PNC is an affiliate for 1940
Act purposes, but BAC is not.

The Fund has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Fund’s invest-
ments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of
1.00% of the average daily value of the Fund’s net assets.

The Manager has voluntarily agreed to waive its advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds.
This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the
Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

For the six months ended October 31, 2009, the Fund reimbursed the
Manager $3,250 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Fund has received an exemptive order from the Securities and
Exchange Commission permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as

18 BLACKROCK HEALTHCARE FUND, INC. OCTOBER 31, 2009

Notes to Financial Statements (continued)

the securities lending agent. BIM, on behalf of the Fund, may invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Fund on such investments is shown as securi-
ties lending — affiliated in the Statement of Operations. For the six months ended October 31, 2009, BIM received $4,908 in securities lending agent fees.

The Fund has entered into a Distribution Agreement and Distribution
Plans with BlackRock Investments, LLC (“BRIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service fee and/or distribution fee compensates BRIL and each broker-
dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended October 31, 2009, affiliates earned underwrit-
ing discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $2,358. For the six months ended October 31, 2009, affiliates received contingent deferred sales charges of $7,067 and $4,898 relating to transactions in Investor B and Investor C Shares, respectively.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, serves as transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes.
Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other adminis-
trative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended
October 31, 2009, the Fund paid $44,773 in return for these services, which are included in transfer agent — class specific in the Statement of Operations.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the six months ended October 31, 2009, the Fund reimbursed the Manager for costs incurred running the call center, which are included in transfer agent — class specific in the Statement of Operations.

Institutional	$2,575
Investor A	$2,698
Investor B	$ 579
Investor C	$1,254
Class R	$ 186

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Fund’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 2009, were $93,527,841, and
$130,581,820, respectively.

4. Short-Term Borrowings

The Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2009. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Fund paid its pro rata share of a
0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008. The Fund pays a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agree-
ment bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement). The Fund did not borrow under the credit

BLACKROCK HEALTHCARE FUND, INC. OCTOBER 31, 2009 19

Notes to Financial Statements (continued)

agreement during the six months ended October 31, 2009. Effective
November 2009, the credit agreement was renewed until November
2010 with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated on net assets as of October
31, 2009, a commitment fee of 0.10% per annum on the Fund’s pro rata share of the unused portion of the credit agreement and the higher of the 1 month LIBOR plus 1.25% per annum or Fed Funds rate plus
1.25% per annum on amounts borrowed.

5. Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the
Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

6. Capital Loss Carryforward:

As of April 30, 2009, the Fund had a capital loss carryforward of
$19,383,584, all of which expires April 30, 2017, available to offset future realized capital gains.

7. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended		Year Ended
	October 31, 2009		April 30, 2009
	Shares	Amount	Shares	Amount
Institutional
Shares sold	919,669	$ 4,953,996	2,485,002	$ 13,275,016
Shares redeemed	(2,424,057)	(12,871,773)	(5,122,680)	(26,961,642)
Net decrease	(1,504,388)	$ (7,917,777)	(2,637,678)	$ (13,686,626)
Investor A
Shares sold and automatic conversion of shares	2,275,200	$ 10,683,783	8,617,462	$ 41,935,454
Shares redeemed	(4,155,572)	(19,528,099)	(12,781,870)	(58,867,847)
Net decrease	(1,880,372)	$ (8,844,316)	(4,164,408)	$ (16,932,393)
Investor B
Shares sold	144,745	$ 435,286	1,139,653	$ 3,577,779
Shares redeemed and automatic conversion of shares	(2,328,348)	(7,005,814)	(6,459,072)	(19,746,306)
Net decrease	(2,183,603)	$ (6,570,528)	(5,319,419)	$ (16,168,527)
20	BLACKROCK HEALTHCARE FUND, INC.		OCTOBER 31, 2009

Notes to Financial Statements (concluded)
Transactions in capital shares for each class were as follows (concluded):
	Six Months Ended		Year Ended
	October 31, 2009		April 30, 2009
	Shares	Amount	Shares	Amount
Investor C
Shares sold	841,022	$ 2,511,326	4,324,579	$ 13,579,973
Shares redeemed	(2,512,003)	(7,639,706)	(5,842,095)	(17,698,500)
Net decrease	(1,670,981)	$ (5,128,380)	(1,517,516)	$ (4,118,527)
Class R
Shares sold	773,984	$ 2,396,383	1,923,173	$ 5,943,965
Shares redeemed	(924,787)	(2,884,527)	(1,602,907)	(4,947,773)
Net increase (decrease)	(150,803)	$ (488,144)	320,266	$ 996,192
8. Subsequent Events:
Management has evaluated the impact of all subsequent events on the Fund through December 23, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
	BLACKROCK HEALTHCARE FUND, INC.		OCTOBER 31, 2009	21

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Healthcare Fund, Inc.
(the “Fund”) met on April 16, 2009 and May 21 – 22, 2009 to consider the approval of the Fund’s investment advisory agreement (the “Advisory
Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval of the sub-
advisory agreement (the “Sub-Advisory Agreement”) between the Mana-
ger and BlackRock Investment Management, LLC (the “Sub-Advisor”)
with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory
Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board of the Fund consists of thirteen individuals, eleven of whom are not “interested persons” of the Fund as defined in the Investment
Company Act of 1940, as amended (the “1940 Act”) (the “Independent
Board Members”). The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Indep-
endent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nomin-
ating Committee, a Compliance Committee, a Performance Oversight
and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive
Committee, which has one interested Board Member) and is chaired by Independent Board Members.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the contin-
uation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of
BlackRock and its affiliates, including investment management, admin-
istrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

Throughout the year, the Board, acting directly and through its commit-
tees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. Among the matters the Board considered were: (a) invest-
ment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management and portfolio managers’ analysis of the reasons for any out performance or underperformance against its peers; (b) fees, including advisory, administration, if applicable, and other amounts paid to
BlackRock and its affiliates by the Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting;
(c) Fund operating expenses; (d) the resources devoted to and compli-
ance reports relating to the Fund’s investment objective, policies and restrictions; (e) the Fund’s compliance with its Code of Ethics and com-
pliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls;
(h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution qual-
ity; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; and (k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 16, 2009 meeting, the Board requested and received materials specifically relating to the Agreements.
The Board is engaged in an ongoing process with BlackRock to continu-
ously review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the
April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper and a customized peer group selected by
BlackRock (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to
BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; (e) a sum-
mary of aggregate amounts paid by the Fund to BlackRock; (f) sales and redemption data regarding the Fund’s shares; and (g) an internal comparison of management fees classified by Lipper, if applicable.

At an in-person meeting held on April 16, 2009, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 16, 2009 meeting, the
Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 21 – 22, 2009 Board meeting.

At an in-person meeting held on May 21 – 22, 2009, the Board Members of the Fund present at the meeting, including the Independent Board

22 BLACKROCK HEALTHCARE FUND, INC. OCTOBER 31, 2009

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Members present at the meeting, unanimously approved the continua-
tion of the Advisory Agreement between the Manager and the Fund and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Fund, each for a one-year term ending June 30,
2010. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment per-
formance of the Fund and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by
BlackRock and certain affiliates from their relationship with the Fund;
(d) economies of scale; and (e) other factors.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valua-
tion and pricing of Fund portfolio holdings, direct and indirect benefits to
BlackRock and its affiliates and significant shareholders from their rela-
tionship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board
Member may have attributed different weights to the various
items considered.

A. Nature, Extent and Quality of the Services: The Board, including the
Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory serv-
ices and the resulting performance of the Fund. Throughout the year, the
Board compared Fund performance to the performance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the
Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the
Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities,
BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation struc-
ture with respect to the Fund’s portfolio management team and
BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the
Fund. BlackRock and its affiliates and significant shareholders provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services,
BlackRock and its affiliates provide the Fund with other services, includ-
ing (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports;
(ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing
Board meetings and preparing the materials for such Board meetings;
(v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: The Board,
including the Independent Board Members, also reviewed and consid-
ered the performance history of the Fund. In preparation for the April 16,
2009 meeting, the Board was provided with reports, independently pre-
pared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed vari-
ous factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to a representative group of simi-
lar funds as determined by Lipper and to all funds in the Fund’s applica-
ble Lipper category and customized peer group selected by BlackRock.
The Board was provided with a description of the methodology used by
Lipper to select peer funds. The Board regularly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that, in general, the Fund performed better than its
Peers in that the Fund’s performance was at or above the median of its Customized Peer Group in two of the one-, three- and five-year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from their
Relationship with the Fund: The Board, including the Independent Board

BLACKROCK HEALTHCARE FUND, INC. OCTOBER 31, 2009 23

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Members, reviewed the Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund’s total expenses, as well as actual management fees, to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar invest-
ment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed
BlackRock’s profitability with respect to the Fund and other funds the
Board currently oversees for the year ended December 31, 2008 com-
pared to available aggregate profitability data provided for the year ended December 31, 2007. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and method-
ology of allocating expenses in the profitability analysis, noting the inher-
ent limitations in allocating costs among various advisory products. The
Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is some-
what limited.

The Board noted that, in general, individual fund or product line prof-
itability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for lead-
ing investment management firms whose operations include advising open-end funds, among other product types. The comparison indicated
that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated pub-
licly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms, which con-
cluded that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the manage-
ment of the Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that, although the Fund’s contractual advisory fees were above the median of its Peers, its actual total expenses were lower than or equal to the median of its Peers.

D. Economies of Scale: The Board, including the Independent Board
Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund.
The Board considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the over-
all size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also consid-
ered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

E. Other Factors: The Board also took into account other ancillary or
“fall-out” benefits that BlackRock or its affiliates and significant share-
holders may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of
BlackRock’s affiliates and significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board Members of the Fund present at the meeting, including the
Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the
Manager and the Fund for a one-year term ending June 30, 2010 and the Sub-Advisory Agreement between the Manager and Sub-Advisor with respect to the Fund for a one-year term ending June 30, 2010. Based

24 BLACKROCK HEALTHCARE FUND, INC. OCTOBER 31, 2009

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

upon their evaluation of all these factors in their totality, the Board
Members of the Fund present at the meeting, including the Independent
Board Members present at the meeting, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the
Agreements, the Board did not identify any single factor or group of fac-
tors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the results of several years of review by the Board Members and predeces-
sor Board Members, and discussions between such Board Members
(and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK HEALTHCARE FUND, INC. OCTOBER 31, 2009 25

Officers and Directors

Ronald W. Forbes, Co-Chair of the Board and Director
Rodney D. Johnson, Co-Chair of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director and Member of the Audit Committee
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chair of the Audit Committee and Director
Frederick W. Winter, Director and Member of the Audit Committee
Anne F. Ackerley, President and Chief Executive Officer
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard B. Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian
JP Morgan Chase Bank, N.A.
Brooklyn, NY 11245

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective July 31, 2009, Donald C. Burke, President and Chief Executive Officer of the Fund, retired. The Fund’s Board wishes
Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became President and Chief Executive Officer of the Fund, and Jeffrey Holland and
Brian Schmidt became Vice Presidents of the Fund.

Effective September 17, 2009, Brendan Kyne became a Vice President of the Fund.

26 BLACKROCK HEALTHCARE FUND, INC. OCTOBER 31, 2009

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the
SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference
Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling (202) 551-8090. The
Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

BLACKROCK HEALTHCARE FUND, INC. OCTOBER 31, 2009 27

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

28 BLACKROCK HEALTHCARE FUND, INC. OCTOBER 31, 2009

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal informa-
tion BlackRock collects, how we protect that information and why in cer-
tain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regula-
tions require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or serv-
ices that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK HEALTHCARE FUND, INC. OCTOBER 31, 2009 29

A World-Class Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.
Equity Funds
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock International Fund	Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Diversification Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Value Equity Portfolio
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund
BlackRock Global Growth Fund
Fixed Income Funds
BlackRock Bond Portfolio	BlackRock Income Builder Portfolio†	BlackRock Managed Income Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Strategic Income Portfolio
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Fund
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio	BlackRock World Income Fund
BlackRock Income Portfolio†	BlackRock Low Duration Bond Portfolio
Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund
Target Risk & Target Date Funds
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.
BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.
30	BLACKROCK HEALTHCARE FUND, INC.	OCTOBER 31, 2009

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accom-
panied or preceded by the Fund’s current prospectus. Past per-
formance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Statements and other information herein are as dated and are subject to change.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Healthcare Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Healthcare Fund, Inc.

Date: December 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Healthcare Fund, Inc.

Date: December 21, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Healthcare Fund, Inc.

Date: December 21, 2009